Document and Entity Information	6 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--06-30
Entity Registrant Name	Iris Energy Ltd
Entity Central Index Key	0001878848
Entity File Number	001-41072
Entity Address, Address Line One	Level 12
Entity Address, Address Line Two	44 Market Street
Entity Address, City or Town	Sydney, NSW
Entity Address, Country	AU
Entity Address, Postal Zip Code	2000